Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Disclosure Of Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents	CASH AND CASH EQUIVALENTS
a.The detail of the balances included under cash and cash equivalents is as follows:

	As of December 31,
	2025	2024
	MCh$	MCh$
Cash and deposits in banks
Cash	1,208,860	1,227,700
Deposits at the Central Bank of Chile	563,886	1,100,472
Deposits in local banks	2,482	1,605
Deposits in banks abroad	200,416	365,783
Subtotals – Cash and deposits in banks	1,975,644	2,695,560

Net cash items in process of collection	117,417	75,442
Cash and cash equivalents	2,093,061	2,771,002
The balance of funds held in cash and at the Central Bank of Chile reflects the monthly average that the Bank must maintain in accordance with the regulations governing minimum reserves although the balance can be withdrawn on demand.
b.Cash in process of collection and in process of being cleared
Cash items in process of collection and in process of being cleared represent domestic transactions which have not been processed through the central domestic clearinghouse or international transactions which may be delayed in settlement due to timing differences. These transactions were as follows:

	As of December 31,
	2025	2024
	MCh$	MCh$
Assets
Documents held by other banks (documents to be cleared)	96,821	121,290
Funds receivable	1,088,812	451,262
Subtotal	1,185,633	572,552
Liabilities
Funds payable	(1,068,216)	(497,110)
Subtotal	(1,068,216)	(497,110)

Cash in process of collection, net	117,417	75,442